Geographic information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information Tables
Revenues derived by geographic area

Revenues were derived by geographic area as follows:

	2012	2011	2010

Colombia	$2,858,221	$-	$443,011
Argentina	1,675,820	-	-
Mexico	5,727,392	-	-
Guatemala	676,142	-	-
United States of America	-	144,650	-
	10,937,575	144,650	443,011